Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and Other Current Assets
Deductible input value-added tax	¥ 14,750		¥ 4,994
Other receivables related to exercise of share options and vesting of restricted shares	17,642		37,019
Other receivable related to exercise of employee options	7,917		5,332
Prepaid content costs	14,510		32,764
Interest income receivables	5,977		23,624
Rental and other deposits	9,501		22,666
Inventories	26,145		30,957
Others	10,823		6,090
Total	¥ 107,265	$ 15,339	¥ 163,446